Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS:
Cash	$ 8,381,951	$ 10,192,702	$ 7,629,771	$ 7,903,950
Investment Securities, Available For Sale	375,513,870	429,700,540
Total Assets	799,727,630	825,363,826
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	90,967,422	87,435,385	77,990,080	82,592,484
Total Liabilities and Shareholders' Equity	799,727,630	825,363,826
Parent Company [Member]
ASSETS:
Cash	8,785,338	4,542,778	$ 3,880,433	$ 4,098,035
Investment Securities, Available For Sale	154,902	151,674
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	93,150,771	93,860,841
Accounts Receivable And Other Assets	5,002	8,023
Total Assets	102,251,013	98,718,316
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts Payable And Other Liabilities	45,890	45,229
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,084,000	6,084,000
Stockholders' Equity Attributable to Parent	90,966,123	87,434,087
Total Liabilities and Shareholders' Equity	$ 102,251,013	$ 98,718,316